Non-Current Liabilities - Governmental Liabilities on Grants Received (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Statement of Financial Position [Abstract]
Schedule of Non-Current Liabilities - Governmental Liabilities on Grants Received
	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Governmental liabilities on grants received	12,468	4,560